Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Ceding commission expense	$ 87.1	$ 84.2	$ 236.1	$ 225.3
Profit commission expense	0.0	13.1	0.0	23.7
Total commissions	$ 87.1	$ 97.3	$ 236.1	$ 249.0